Interests in Other Entities	6 Months Ended
Jun. 30, 2018
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Interests in Other Entities

14. INTERESTS IN OTHER ENTITIES

The Santander UK group has interests in subsidiaries, associates, joint ventures and unconsolidated structured entities, as set out in Note 19 to the Consolidated Financial Statements in the 2017 Annual Report.

The unconsolidated structured entities include Abbey National Capital Trust I and Abbey National Capital LP I, which are 100% owned finance subsidiaries (as defined in Regulation S-X under the US Securities Act 1933, as amended) of Santander UK plc. On 7 February 2000, Abbey National Capital Trust I issued US$1bn of 8.963% Non-cumulative Trust Preferred Securities, which have been registered under the US Securities Act of 1933, as amended. Abbey National Capital Trust I serves solely as a passive vehicle holding the partnership preferred securities issued by Abbey National Capital LP I and each has passed all the rights relating to such partnership preferred securities to the holders of trust preferred securities issued by Abbey National Capital Trust I. All of the trust preferred securities and the partnership preferred securities have been fully and unconditionally guaranteed on a subordinated basis by Santander UK plc. The terms of the securities do not include any significant restrictions on the ability of Santander UK plc to obtain funds, by dividend or loan, from any subsidiary.

On 1 January 2018, Santander UK plc acquired 100% of the share capital of Santander UK Operations Ltd (formerly Geoban UK Ltd, a subsidiary of Geoban SA) and Santander UK Technology Ltd (formerly Isban UK Ltd, a subsidiary of Ingenieria De Software Bancario SL), for a final cash consideration of £66m. Immediately prior to this, the UK business of Produban Servicios Informaticos Generales SL was acquired by Santander UK Technology Ltd for a final cash consideration of £13m. These acquisitions will enable the Santander UK group to be more customer-centric by having greater business alignment and end-to-end control of IT and operations. These business combinations have brought these UK technology service companies under the direct ownership and control of the Santander UK group. The number of full time employees transferred equated to c. 4,900 employees. This will enable us to be more responsive, and therefore, more customer-centric, and help ensure greater business alignment by being organised internally in the best way to enable us to truly achieve our vision to be a digitally enabled bank.